Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0002011641
Registrant Name	Ferguson Enterprises Inc. /DE/
Registration File Number	333-282398
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A